Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash
The reconciliation of cash and cash equivalents and restricted cash to amounts presented in the consolidated statements of cash flows are as follows:

	December 31,
	2021	2020
	(in thousands)
Cash and cash equivalents	$142,745	$28,381
Restricted cash	567	—
Restricted cash, net of current portion	1,712	2,279

Cash, cash equivalents and restricted cash	$145,024	$30,660

Summary of estimated useful lives of the Company's property and equipment	The estimated useful lives of the Company’s property and equipment are as follows:

Asset	Estimated useful life
Computer equipment	3 years
Computer software	5 years
Furniture and fixtures	7 years
Laboratory equipment	7 years
Leasehold improvements	Shorter of remaining lease term or 10 years